Schedule of Investments (unaudited)	iShares® U.S. Telecommunications ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Alternative Carriers — 3.2%
Lumen Technologies Inc.	1,147,711	$12,521,527
Cable & Satellite — 29.8%
Altice USA Inc., Class A(a)	1,268,771	11,736,132
Cable One Inc.	9,599	12,376,182
Charter Communications Inc., Class A(a)	30,749	14,406,829
Comcast Corp., Class A.	1,382,441	54,246,985
DISH Network Corp., Class A(a)(b)	648,233	11,622,818
Liberty Broadband Corp., Class A(a)(b)	15,264	1,733,227
Liberty Broadband Corp., Class C, NVS(a)	94,386	10,914,797
		117,036,970
Communications Equipment — 35.5%
Arista Networks Inc.(a)	135,450	12,697,083
Ciena Corp.(a)	266,978	12,200,894
Cisco Systems Inc.	1,290,123	55,010,845
Juniper Networks Inc.	419,183	11,946,715
Lumentum Holdings Inc.(a)(b)	147,240	11,693,801
Motorola Solutions Inc.	64,099	13,435,150
Ubiquiti Inc.(b)	44,880	11,139,665
Viasat Inc.(a)	370,509	11,348,691
		139,472,844
Integrated Telecommunication Services — 24.4%
AT&T Inc.	902,172	18,909,525
Frontier Communications Parent Inc.(a)	501,370	11,802,250
Verizon Communications Inc.	1,289,905	65,462,679
		96,174,454
Security	Shares	Value
Movies & Entertainment — 3.0%
Roku Inc.(a)(b)	144,749	$11,889,683
Wireless Telecommunication Services — 4.0%
T-Mobile U.S. Inc.(a)(b)	117,067	15,750,194
Total Long-Term Investments — 99.9%
(Cost: $495,649,318)		392,845,672

Short-Term Securities

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	38,128,080	38,124,268
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	370,000	370,000
Total Short -Term Investments — 9.8%
(Cost: $38,496,077)		38,494,268
Total Investments in Securities — 109.7%
(Cost: $534,145,395)		431,339,940
Liabilities in Excess of Other Assets — (9.7)%		(38,165,450)
Net Assets — 100.0%		$393,174,490

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,513,644	$32,613,556	(a)	$—		$(561)	$(2,371)	$38,124,268	38,128,080	$21,511	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	—		(120,000	)(a)	—	—	370,000	370,000	745		—
						$(561)	$(2,371)	$38,494,268		$22,256		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index	4	09/16/22	$284	$(11,710)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Telecommunications ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$392,845,672	$—	$—	$392,845,672
Money Market Funds	38,494,268	—	—	38,494,268
	$431,339,940	$—	$—	$431,339,940
Derivative financial instruments(a)
Liabilities
Futures Contracts.	$(11,710)	$—	$—	$(11,710)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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